Trade receivables and other current assets	12 Months Ended
Dec. 31, 2023
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Trade receivables and other current assets

Note 11. Trade receivables and other current assets

Accounting policies for trade receivables and other current assets are described in Note 9.1.

11.1 Trade receivables

	As of December 31,	As of December 31,
	2022	2023
	$ in thousands
Trade receivables	772	569
Allowance for expected credit losses	-	-
Total net value of trade receivables	772	569

All trade receivables have payment terms of less than one year. The decrease of trade receivables between December 31, 2022 and December 31, 2023 is related to the payment of a $0.5 million receivable related to the extension of the option term of a license agreement partially offset by $0.3 million receivables related to our license agreement with two of our partners.

11.2 Subsidies receivables

	As of December 31,	As of December 31,
	2022	2023
	$ in thousands
Research tax credit	14,496	20,900
Other subsidies	-	-
Total subsidies receivables	14,496	20,900

Research tax credit receivables as of December 31, 2023 include the accrual for a French research tax credit related to 2023 for $5.6 million and to previous periods for $15 million.

During December 2018, the French Tax Authority initiated an audit related to the 2014, 2015, 2016 and 2017 French research tax credits. In January 2022, a legal court confirmed that Cellectis was entitled to receive the amounts related to 2017 and 2018 tax credits. $0.8 million were collected in February 2022. On March 15, 2022, the French tax authorities appealed this decision to the Paris Administrative Court of Appeal and requested that the decision be reversed. On May 18, 2022, the Company filed its observations in defense. A decision was taken on December 13, 2023, following a hearing held on November 29, 2023, whereby the Paris Administrative Court of Appeal overturned the Paris Administrative Court's decision of February 3, 2022 and ordered the reimbursement of $0.7 million.

Research tax credit receivables as of December 31, 2022 include the accrual for a French research tax credit related to 2022 for $6.7 million and to previous periods for $7.2 million.

11.3 Other current assets

	As of December 31,	As of December 31,
	2022	2023
	$ in thousands
VAT receivables	1,140	1,414
Income tax receivable		192
Prepaid expenses and other prepayments	6,233	5,716
Tax and social receivables	1,166	55
Deferred expenses and other current assets	538	345
Total other current assets	9,078	7,722

Prepaid expenses and other prepayments primarily include advances to our sub-contractors on research and development activities. They mainly relate to advance payments to suppliers of biological raw materials and to third parties participating in product manufacturing.

During the years ended December 31, 2023 and December 31, 2022, we prepaid certain manufacturing and clinical costs related to our product candidates UCART123, UCART22 and UCART20x22 of which the delivery of products or services is expected in the coming months and also costs related to insurance and rents.